CONVERTIBLE NOTES PAYABLE (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2020 USD ($)	Mar. 18, 2020 shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 01, 2022 USD ($)	Nov. 18, 2020 USD ($) $ / shares shares	Nov. 17, 2020 USD ($)	Oct. 23, 2020 USD ($)	Mar. 20, 2020 USD ($)
Short-Term Debt [Line Items]
Interest expense							$ 131,623	$ 274,857
Amortization of debt discount					$ 1,549,752	$ 1,448,308	2,906,645	2,110,645
Derivative liability								947,175
Debt instrument principal amount										$ 100,000
Debt conversion price | $ / shares										$ 160
Cash proceeds					1,207,800	100,000	1,482,000	1,502,250
Fair value of common stock value			$ 1,512		$ 29,325	1,523,258	1,842,853	14,359,446
Number of warrants agreed to exchange | shares			6,631		6,631					39
Decrease in Additional paid in capital			$ 40,842,698		$ 40,842,698		37,810,380	32,027,696
Accumulated deficit cumulative effective adjustment			(45,978,192)		(45,978,192)		(42,033,887)	(35,518,584)
Amortization of debt discount							478,582	1,576,907
Repayments for related party					86,571	414,187	680,807	976,257
Gain on settlement of debt						$ (227,501)	186,156	(82,337)
Fair value of derivative liability								10,854,214
Loss on derivative								9,907,039
Outstanding notes			1,734,439		1,734,439		1,770,989	572,495
Convertible notes issued							1,842,853	$ 3,811,434
Warrants to purchase shares | shares								1,197
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount	$ 25,000
Gain on settlement of debt	81,808
Accrued interest	$ 56,808
Granite Note [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount													$ 125,000
Granite Warrant [Member]
Short-Term Debt [Line Items]
Debt converted into common stock, shares | shares		16
Exchange Note [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount							$ 325,000
Debt conversion, description							Conversions into common stock under the Exchange Note shall be effected at the lowest closing stock price during the five (5) days preceding any conversion, with -0- discount and a conversion price not below $112
Debt instrument, maturity date							Sep. 30, 2021
Agreement With Smea2z LLC [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount											$ 400,000	$ 220,000
Agreement With Smea2z LLC Two [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount												$ 608,850
Exchange Note Two [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares							$ 56
Debt conversion, description							Typical events of default for such a note, as well as a default in the event the closing price for the Company’s common stock is less than $56 for at least 5-consecutive days
Debt instrument, maturity date							Jun. 30, 2021
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount								$ 81,000
Convertible outstanding amount issued								81,000
Repayments for related party								135,000
Due to related party								135,000
Gain on settlement of debt								54,000
Revision of Prior Period, Accounting Standards Update, Adjustment [Member] | Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Decrease in Additional paid in capital									$ 517,500
Addition to convertible note payable									517,500
Accumulated deficit cumulative effective adjustment									$ 439,857
Minimum [Member] | Exchange Note [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares							$ 112
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest expense					374,938		$ 14,556
Amortization of debt discount					636,010		335,663
Debt converted into common stock					$ 29,325
Debt converted into common stock, shares | shares					165,273
Derivative liability			57,883		$ 57,883
Promissory Notes - Issued in Fiscal Year 2020 [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount								$ 100,000
Debt instrument term								60 months
Debt interest rate								5.00%
Debt conversion price | $ / shares								$ 0.01
Debt instrument maturity date, description								Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.
Debt conversion, description								Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion. Certain note has a fixed conversion price ranging from $16 to $112.
Convertible outstanding amount								$ 2,466,500
Outstanding notes							$ 1,607,857	100,000
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount								$ 15,000
Debt instrument term								5 months
Debt interest rate								0.00%
Debt conversion price | $ / shares								$ 160
Debt instrument, convertible, conversion ratio							0.18
Promissory Notes - Issued in Fiscal Year 2020 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument term								60 months
Debt interest rate								25.00%
Promissory Notes - Issued in Fiscal Year 2021 [Member]
Short-Term Debt [Line Items]
Convertible outstanding amount issued							$ 1,696,999
Cash proceeds							1,482,000
Financing fee							$ 214,999
Debt instrument maturity date, description							Convertible at the option of the holders after varying dates.
Debt conversion, description							Conversion price based on a formula corresponding to a discount (39% discount) off the average closing price or lowest trading price of our Common Stock for the 20 prior trading days including the day on which a notice of conversion is received.
Convertible outstanding amount issued							$ 1,696,999
Cash proceeds							$ 1,482,000
Common stock valued shares | shares							1,414
Convertible notes issued							$ 133,663
Warrants to purchase shares | shares							117,992
Warrant issue terms							5 years
Promissory Notes - Issued in Fiscal Year 2021 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument term							90 days
Debt interest rate							5.00%
Exercise price per share | $ / shares							$ 7.44
Promissory Notes - Issued in Fiscal Year 2021 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument term							12 months
Debt interest rate							12.00%
Exercise price per share | $ / shares							$ 36.00
Two Thousand Twenty One Convertible Notes [Member]
Short-Term Debt [Line Items]
Number of convertible securities issued | shares							1,414
Fair value of common stock value							$ 133,663
Number of warrants agreed to exchange | shares							117,992
Warrants exercised term							5 years
Debt principal amount paid					729,506
Debt interest amount paid					319,743
Two Thousand Twenty One Convertible Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Exercise price for warrants | $ / shares							$ 7.44
Two Thousand Twenty One Convertible Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Exercise price for warrants | $ / shares							$ 36.00
Promissory Notes Issued In Fiscal Year Two Thousand And Twenty Two [Member]
Short-Term Debt [Line Items]
Debt converted into common stock					$ 140,936
Debt converted into common stock, shares | shares					18,170
Convertible outstanding amount issued			$ 1,320,575		$ 1,320,575
Cash proceeds					1,207,800
Financing fee					$ 57,313
Debt instrument maturity date, description					Convertible at the option of the holders after varying dates.
Debt conversion, description					Conversion price based on a formula corresponding to a discount (20% or 39% discount) off the lowest trading price of our Common Stock for the 20 prior trading days including the day on which a notice of conversion is received, although one of the 2022 Convertible Notes establishes a fixed conversion price of $4.50 per share.
Promissory Notes Issued In Fiscal Year Two Thousand And Twenty Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument term					9 months
Debt interest rate			9.00%		9.00%
Promissory Notes Issued In Fiscal Year Two Thousand And Twenty Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument term					12 months
Debt interest rate			12.00%		12.00%
Convertible Note [Member]
Short-Term Debt [Line Items]
Debt converted into common stock							$ 1,450,150	$ 3,811,434
Debt converted into common stock, shares | shares							24,536	50,847
Derivative liability							$ 392,703	$ 10,548,012
Convertible Note [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount								$ 150,000